Equity and Other Equity Items - Additional Information (Detail) shares in Thousands	Mar. 31, 2019 shares
Nisshin Steel [member] | Treasury stock [member]
Disclosure of classes of share capital [line items]
Shares used to acquire through share exchange	38,161